Segment information - Segment contribution and reconciliation to income before taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net sales	$ 9,836	$ 9,370	$ 8,654
Other revenues	75	85	63
Cost of net sales	(4,328)	(4,141)	(3,910)
Cost of other revenues	(71)	(67)	(59)
Selling, general & administration	(3,250)	(3,209)	(3,068)
Research & development	(876)	(828)	(702)
Other income	77	80	36
Other expense	(50)	(251)	(342)
Operating income	1,413	1,039	672
Interest expense	(192)	(189)	(134)
Other financial income & expense	43	(18)	(75)
Share of (loss) from associated companies	(8)	0	0
Income before taxes	1,256	832	463
Total depreciation of property, plant & equipment	(392)	(385)	(330)
Total depreciation of right-of-use assets	(83)	(91)	(76)
Total impairment charges on property, plant & equipment, net	(1)	0	(2)
Total equity-based compensation	(162)	(159)	(152)
Operating segments
Disclosure of operating segments [line items]
Net sales	9,836	9,370	8,654
Other revenues		85	63
Operating segments | Surgical
Disclosure of operating segments [line items]
Net sales	5,522	5,314	5,045
Other revenues	4	0	0
Cost of net sales	(2,014)	(1,898)	(1,835)
Cost of other revenues	(4)	0	0
Selling, general & administration	(1,461)	(1,435)	(1,388)
Research & development	(580)	(527)	(486)
Other income	0	0	0
Other expense	0	0	0
Operating income	1,467	1,454	1,336
Total depreciation of property, plant & equipment	(147)	(144)	(131)
Total depreciation of right-of-use assets	(50)	(49)	(46)
Total impairment charges on property, plant & equipment, net	(1)	0	(2)
Total equity-based compensation	(81)	(78)	(74)
Operating segments | Vision Care
Disclosure of operating segments [line items]
Net sales	4,314	4,056	3,609
Other revenues	71	85	63
Cost of net sales	(1,605)	(1,535)	(1,410)
Cost of other revenues	(67)	(67)	(59)
Selling, general & administration	(1,467)	(1,473)	(1,391)
Research & development	(284)	(289)	(212)
Other income	0	0	0
Other expense	0	0	0
Operating income	962	777	600
Total depreciation of property, plant & equipment	(241)	(237)	(198)
Total depreciation of right-of-use assets	(33)	(42)	(30)
Total equity-based compensation	(58)	(64)	(61)
Not allocated to segments
Disclosure of operating segments [line items]
Net sales	0	0	0
Other revenues	0	0	0
Cost of net sales	(709)	(708)	(665)
Cost of other revenues	0	0	0
Selling, general & administration	(322)	(301)	(289)
Research & development	(12)	(12)	(4)
Other income	77	80	36
Other expense	(50)	(251)	(342)
Operating income	(1,016)	(1,192)	(1,264)
Interest expense	(192)	(189)	(134)
Other financial income & expense	43	(18)	(75)
Share of (loss) from associated companies	(8)	0	0
Total depreciation of property, plant & equipment	(4)	(4)	(1)
Total equity-based compensation	$ (23)	$ (17)	$ (17)